ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 36.2%

Debt Fund – 36.2%
AdvisorShares Sage Core Reserves ETF†
(Cost $19,885,999)	200,000	$19,742,000

MONEY MARKET FUNDS – 227.2%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.04%(a)	119,092,614	119,092,614
Fidelity Institutional Money Market Government Portfolio - Class III, 0.01%(a)	4,629,799	4,629,799

Total Money Market Funds
(Cost $123,722,413)		123,722,413

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $143,608,412)		143,464,413

Securities Sold, Not Yet Purchased – (67.8)%(b)

EXCHANGE TRADED FUNDS – (5.2)%

Equity Fund – (5.2)%
Invesco QQQ Trust Series 1	(4,650)	(1,483,955)
iShares Russell 2000 ETF	(6,109)	(1,349,722)
Total Equity Fund		(2,833,677)

Total Exchange Traded Funds
(Cost $(2,871,949))		(2,833,677)

COMMON STOCKS – (62.6)%

Apparel – (2.4)%
Carter's, Inc.*	(15,000)	(1,333,950)

Commercial Services – (6.9)%
Green Dot Corp., Class A*	(20,000)	(915,800)
Repay Holdings Corp.*	(30,000)	(704,400)
Service Corp. International	(22,500)	(1,148,625)
Strategic Education, Inc.	(11,000)	(1,011,010)
Total Commercial Services		(3,779,835)

Cosmetics / Personal Care – (1.1)%
Natura & Co Holding SA (Brazil)*(c)	(35,000)	(594,650)

Diversified Financial Services – (0.7)%
Credit Acceptance Corp.*	(1,000)	(360,230)

Electric – (1.5)%
Algonquin Power & Utilities Corp. (Canada)	(50,000)	(792,000)

Insurance – (4.0)%
China Life Insurance Co., Ltd. (China)(c)	(80,000)	(832,800)
Genworth Financial, Inc., Class A*	(400,000)	(1,328,000)
Total Insurance		(2,160,800)

Internet – (3.4)%
Etsy, Inc.*	(3,000)	(605,010)
Shopify, Inc., Class A (Canada)*	(400)	(442,600)
VeriSign, Inc.*	(4,000)	(795,040)
Total Internet		(1,842,650)

Oil & Gas – (1.4)%
Ultrapar Participacoes SA (Brazil)(c)	(200,000)	(764,000)

Oil & Gas Services – (1.4)%
TechnipFMC PLC (United Kingdom)*	(100,000)	(772,000)

REITS – (1.7)%
Digital Realty Trust, Inc.	(6,500)	(915,460)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail – (8.7)%
Domino's Pizza, Inc.	(3,200)	$(1,176,928)
FirstCash, Inc.	(29,832)	(1,959,067)
Freshpet, Inc.*	(6,500)	(1,032,265)
Lululemon Athletica, Inc.*	(1,791)	(549,318)
Total Retail		(4,717,578)

Software – (15.4)%
Allscripts Healthcare Solutions, Inc.*	(95,000)	(1,426,425)
Bottomline Technologies (DE), Inc.*	(15,000)	(678,750)
CDK Global, Inc.	(15,000)	(810,900)
Citrix Systems, Inc.	(6,500)	(912,340)
Jack Henry & Associates, Inc.	(11,000)	(1,668,920)
New Relic, Inc.*	(12,500)	(768,500)
PDF Solutions, Inc.*	(50,000)	(889,000)
SAP SE (Germany)(c)	(10,000)	(1,227,900)
Total Software		(8,382,735)

Telecommunications – (12.7)%
America Movil SAB de CV, Class L (Mexico)(c)	(61,210)	(831,232)
AudioCodes Ltd. (Israel)	(60,000)	(1,618,800)
Switch, Inc., Class A	(75,000)	(1,219,500)
Telecom Argentina SA (Argentina)(c)	(200,000)	(1,104,000)
Telefonica Brasil SA (Brazil)(c)	(105,000)	(826,350)
Telephone and Data Systems, Inc.	(32,000)	(734,720)
TELUS Corp. (Canada)	(30,000)	(597,900)
Total Telecommunications		(6,932,502)

Water – (1.3)%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)(c)	(100,000)	(733,000)

Total Common Stocks
(Cost $(33,646,834))		(34,081,390)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(36,518,783)]		$(36,915,067)

Total Investments – 195.6%
(Cost $107,089,629)		106,549,346
Liabilities in Excess of Other Assets – (95.6%)		(52,086,867)
Net Assets – 100.0%		$54,462,479

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of March 31, 2021.
(b)	As of March 31, 2021 cash in the amount of $6,974,200 has been segregated as collateral from the broker for securities sold short.
(c)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$19,742,000	$–	$–	$19,742,000
Money Market Funds	123,722,413	–	–	123,722,413
Total	$143,464,413	$–	$–	$143,464,413

Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$(2,833,677)	$–	$–	$(2,833,677)
Common Stocks	(34,081,390)	–	–	(34,081,390)
Total	$(36,915,067)	$–	$–	$(36,915,067)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	(2.4)%
Commercial Services	(6.9)
Cosmetics / Personal Care	(1.1)
Debt Fund	36.2
Diversified Financial Services	(0.7)
Electric	(1.5)
Equity Fund	(5.2)
Insurance	(4.0)
Internet	(3.4)
Oil & Gas	(1.4)
Oil & Gas Services	(1.4)
REITS	(1.7)
Retail	(8.7)
Software	(15.4)
Telecommunications	(12.7)
Water	(1.3)
Money Market Funds	227.2
Total Investments	195.6
Liabilities in Excess of Other Assets	(95.6)
Net Assets	100.0%

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Affiliated holdings are managed by the Trust or an affiliate of the Trust. Transactions with affiliated holdings during the period ended March 31, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2021	Value at 3/31/2021	Dividend Income
AdvisorShares Sage Core Reserves ETF	$63,930,750	$–	$(44,436,368)	$(357,132)	$604,750	200,000	$19,742,000	$301,894